ORGANIZATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets [Abstract]
Cash and cash equivalents		$ 3,118,988	$ 1,002,841
Restricted cash		434,938	254,100
Accounts receivable, net		187,035	97,782
Prepaid expenses and other assets		535,187	312,387
Inventories, net		26,932	37,689
Short-term investments		102,324	690
Total current assets		4,410,139	1,710,713
Non-current assets [Abstract]
Property and equipment, net		318,620	192,357
Operating lease right-of-use assets, net		182,965	0
Intangible assets, net		15,020	12,887	$ 37,333
Long-term investments		113,797	111,022
Prepaid expenses and other assets		65,684	69,065
Restricted cash		16,652	2,371
Deferred tax assets		70,340	63,302
Total non-current assets		814,030	481,956
Total assets		5,224,169	2,192,669
Current liabilities [Abstract]
Accounts payable		69,370	37,163
Accrued expenses and other payables		980,805	636,880
Advances from customers		65,062	29,355
Amount due to related parties		34,990	46,025
Short-term borrowings		1,258	856
Operating lease liabilities		56,320	0
Deferred revenue		1,097,868	426,675
Income taxes payable		27,212	9,539
Total current liabilities		2,362,366	1,186,493
Non-current liabilities [Abstract]
Accrued expenses and other payables		25,802	7,894
Long-term borrowings		358	1,026
Operating lease liabilities		144,000	0
Deferred revenue		160,708	171,262
Unrecognized tax benefits		976	2,974
Total non-current liabilities		1,689,151	1,245,631
Total liabilities		4,051,517	2,432,124
Revenue [Abstract]
Revenue		2,175,378	826,968	414,190
Net loss		(1,457,722)	(961,034)	(561,166)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		111,831	144,155
Restricted cash		237,874	111,433
Accounts receivable, net		8,672	5,635
Prepaid expenses and other assets		25,586	74,954
Inventories, net		6,517	8,635
Short-term investments		30,324	690
Amounts due from intercompanies	[1]	34,718	40,209
Total current assets		455,522	385,711
Non-current assets [Abstract]
Property and equipment, net		54,092	29,404
Operating lease right-of-use assets, net		27,637	0
Intangible assets, net		300	438
Long-term investments		13,961	12,131
Prepaid expenses and other assets		14,312	17,869
Restricted cash		0	100
Deferred tax assets		32,903	33,602
Total non-current assets		143,205	93,544
Total assets	[2]	598,727	479,255
Current liabilities [Abstract]
Accounts payable		11,274	5,095
Accrued expenses and other payables		93,146	236,883
Advances from customers		6,116	4,832
Amount due to related parties		1,569	1,297
Short-term borrowings		1,258	856
Operating lease liabilities		8,797	0
Deferred revenue		133,362	119,219
Income taxes payable		5,850	1,785
Amount due to intercompanies	[1]	367,537	83,927
Total current liabilities		628,909	453,894
Non-current liabilities [Abstract]
Accrued expenses and other payables		1,357	1,630
Long-term borrowings		358	1,026
Operating lease liabilities		20,129	0
Deferred revenue		49,325	72,439
Amount due to intercompanies	[1]	12,980	258,183
Unrecognized tax benefits		976	2,522
Total non-current liabilities		85,125	335,800
Total liabilities		714,034	789,694
Revenue [Abstract]
Net loss		(2,108)	(67,816)	(91,124)
Net cash (used in) generated from operating activities		(77,708)	67,275	(42,446)
Net cash used in investing activities		(69,181)	(27,434)	(22,509)
Net cash generated from financing activities		199,406	97,398	149,435
VIEs [Member] | Third Party Customers [Member]
Revenue [Abstract]
Revenue		443,401	342,800	201,413
VIEs [Member] | Inter-companies [Member]
Revenue [Abstract]
Revenue		$ 118,833	$ 52,325	$ 27,038

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.
[2]	These assets can be used only to settle the obligations of the respective VIEs.